Summary of actuarial assumptions applied to benefit obligations (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Discount rate	25.00%
Pension benefits increase	25.00%
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.30%	3.75%	1.10%
Pension benefits increase	2.00%	2.00%	0.50%
Rate of compensation increase	2.50%	2.50%	2.50%
Other benefit plans [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.30%	3.75%	1.10%
Pension benefits increase	2.00%	2.00%	0.50%
Rate of compensation increase	2.50%	2.50%	2.50%